Mineral, Royalty and Other Interests (Tables)	12 Months Ended
Dec. 31, 2018
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Carrying Amount Related to Mineral, Royalty and Other Interests

As of and for the year ended December 31, 2018:

	COST			ACCUMULATED DEPLETION
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion [1]	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,033	$0	$11,033	$310	$0	$0	$0	$310	$10,723
Bachelor Lake, Canada	24,009	20	24,029	23,183	381	0	0	23,564	465
Black Fox, Canada	37,791	8	37,799	26,831	1,260	0	0	28,091	9,708
Bracemac-McLeod, Canada	21,495	0	21,495	15,194	1,327	0	0	16,521	4,974
Chapada, Brazil	69,528	0	69,528	6,502	4,100	0	0	10,602	58,926
Diavik, Canada	53,111	0	53,111	17,872	5,697	0	0	23,569	29,542
Hod Maden, Turkey	5,818	0	5,818	0	0	0	0	0	5,818
Houndé, Burkina Faso	0	45,036	45,036	0	4,478	0	0	4,478	40,558
Hugo North Extension and Heruga, Mongolia	35,351	0	35,351	0	0	0	0	0	35,351
Karma, Burkina Faso	26,289	0	26,289	6,203	3,270	400	0	9,873	16,416
Ming, Canada	20,070	0	20,070	9,046	120	700	0	9,866	10,204
Santa Elena, Mexico	23,342	12	23,354	20,466	584	8	0	21,058	2,296
Yamana silver stream, Argentina	74,236	0	74,236	3,680	2,392	0	0	6,072	68,164
Other Royalties [2]	203,198	1,577	204,775	115,298	3,941	0	4,475	123,714	81,061
Other [3]	9,461	(4,657)	4,804	4,670	134	0	0	4,804	0

Total [4]	$614,732	$41,996	$656,728	$249,255	$27,684	$1,108	$4,475	$282,522	$374,206

1

Depletion during the period in the Consolidated Statements of Income (loss) of $29.0 million is comprised of depletion expense for the period of $27.7 million, and $1.3 million from depletion in ending inventory as at December 31, 2017.

2

Includes Coringa, Mt. Hamilton, Paul Isnard, Prairie Creek, Ann Mason, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Sao Francisco, Thunder Creek, the Early Gold Deposit, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, Forrestania and other.

3	Includes Koricancha Stream and other.
4

Mineral, Royalty and Other Interests includes assets accounted for under IFRS 6 (Exploration and Evaluation) of $58.1 million and assets accounted for under IAS 16 (Property, Plant and Equipment) of $316.1 million.

As of and for the year ended December 31, 2017:

	COST			ACCUMULATED DEPLETION
In $000’s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion [1]	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,033	$—	$11,033	$310	$—	$—	$—	$310	$10,723
Bachelor Lake, Canada	23,972	37	24,009	19,339	3,823	21	—	23,183	826
Black Fox, Canada	37,761	30	37,791	24,395	2,253	183	—	26,831	10,960
Bracemac-McLeod, Canada	21,495	—	21,495	13,378	1,816	—	—	15,194	6,301
Chapada, Brazil	69,528	—	69,528	2,737	3,765	—	—	6,502	63,026
Diavik, Canada	53,111	—	53,111	11,792	6,080	—	—	17,872	35,239
Hod Maden, Turkey	5,818	—	5,818	—	—	—	—	—	5,818
Hugo North Extension and Heruga, Mongolia	35,351	—	35,351	—	—	—	—	—	35,351
Karma, Burkina Faso	26,289	—	26,289	2,619	2,913	671	—	6,203	20,086
Ming, Canada	20,068	2	20,070	8,585	185	276	—	9,046	11,024
Santa Elena, Mexico	23,342	—	23,342	19,308	992	166	—	20,466	2,876
Yamana silver stream, Argentina	74,234	2	74,236	1,427	2,253	—	—	3,680	70,556
Other Royalties [2]	200,602	2,596	203,198	102,114	4,080	—	9,104	115,298	87,900
Other [3]	10,725	(1,264)	9,461	4,540	103	27	—	4,670	4,791

Total [4]	$613,329	$1,403	$614,732	$210,544	$28,263	$1,344	$9,104	$249,255	$365,477

1

Depletion during the year in the Consolidated Statements of Income (loss) of $29.6 million is comprised of depletion expense for the year of $28.3 million, and $1.3 million from depletion in ending inventory as at December 31, 2016.

2

Includes Coringa, Mt. Hamilton, Paul Isnard, Prairie Creek, Ann Mason, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Sao Francisco, Thunder Creek, the Early Gold Deposit, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, Forrestania and other.

3	Includes Koricancha Stream and other.
4

Mineral, Royalty and Other Interests includes assets accounted for under IFRS 6 (Exploration and Evaluation) of $52.3 million and assets accounted for under IAS 16 (Property, Plant and Equipment) of $313.2 million.